Summary of Stock Option Activity and Changes during Year (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Options:
Granted	1,046,372		1,939,796		818,090
Weighted Average Exercise Price
Granted	$ 30.96		$ 17.42		$ 22.95
Weighted average fair value of options granted during the year	$ 7.66		$ 9.48		$ 5.27
Stock Options
Options:
Outstanding at beginning of year	5,752,000		6,065,000		6,082,000
Granted	1,046,000	[1]	1,940,000	[1]	818,000	[1]
Exercised	(1,850,000)		(2,177,000)		(619,000)
Forfeited/canceled	(56,000)		(76,000)		(216,000)
Outstanding at end of year	4,892,000		5,752,000		6,065,000
Options exercisable at year-end	2,781,000		3,232,000		3,235,000
Weighted Average Exercise Price
Outstanding at beginning of year	$ 20.96		$ 21.27		$ 20.61
Granted	$ 30.96	[1]	$ 17.42	[1]	$ 22.95	[1]
Exercised	$ 18.79		$ 18.75		$ 16.15
Forfeited/canceled	$ 28.88		$ 16.78		$ 23.73
Outstanding at end of year	$ 23.83		$ 20.96		$ 21.27
Options exercisable at year-end	$ 22.86		$ 23.02		$ 24.12
Weighted average fair value of options granted during the year	$ 7.66		$ 9.48		$ 5.27
Average remaining contractual life (in years)	6 years 7 months 6 days
Aggregate intrinsic value (in thousands)	$ 49,548
Average remaining contractual life (in years)	5 years 1 month 6 days
Aggregate intrinsic value (in thousands)	$ 30,866

[1]	Includes the issuance of approximately 1.1 million stock option replacement awards in connection with the acquisition of NetSpend in 2013. These awards had a market value of $13.7 million. A portion of the expense associated with these awards has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 24.